DEBT - Company's Mortgage Notes (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2023	Mar. 07, 2019	Mar. 27, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Principal balance	$ 117,132,085	$ 134,022,937
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums	(2,099,104)	(2,315,629)
Net principal	$ 115,032,981	$ 131,707,308
Loans To Assets Ratio (as a percent)	60.00%	60.00%
Accredo and Walgreens acquisitions
Short-term Debt [Line Items]
Principal balance		$ 6,996,469				$ 7,133,966
Contractual Interest Rate (as a percent)		3.95%
Effective Interest Rate ( as a percent)		3.95%
Dana
Short-term Debt [Line Items]
Principal balance		$ 4,632,398				4,709,889
Contractual Interest Rate (as a percent)		4.56%
Effective Interest Rate ( as a percent)		4.56%
Dollar General
Short-term Debt [Line Items]
Principal balance		$ 3,885,334				3,951,846
Contractual Interest Rate (as a percent)		4.69%
Effective Interest Rate ( as a percent)		4.69%
Wyndham
Short-term Debt [Line Items]
Principal balance		$ 5,820,600				5,920,800
Effective Interest Rate ( as a percent)		4.34%
Wyndham | (LIBOR)
Short-term Debt [Line Items]
Basis Spread on Variable Rate ( as a percent)		2.05%
Williams Sonoma
Short-term Debt [Line Items]
Principal balance		$ 4,615,800				4,699,200
Effective Interest Rate ( as a percent)		4.34%
Williams Sonoma | (LIBOR)
Short-term Debt [Line Items]
Basis Spread on Variable Rate ( as a percent)		2.05%
Omnicare
Short-term Debt [Line Items]
Principal balance		$ 4,349,963				4,423,574
Contractual Interest Rate (as a percent)		4.36%
Effective Interest Rate ( as a percent)		4.36%
Harley
Short-term Debt [Line Items]
Principal balance		$ 6,868,254				6,983,418
Contractual Interest Rate (as a percent)		4.25%
Effective Interest Rate ( as a percent)		4.25%
Northrop Grumman
Short-term Debt [Line Items]
Principal balance		$ 5,809,367				5,945,655
Contractual Interest Rate (as a percent)		4.40%
Effective Interest Rate ( as a percent)		4.40%
EMCOR
Short-term Debt [Line Items]
Principal balance		$ 2,911,577				2,955,000
Contractual Interest Rate (as a percent)		4.35%
Effective Interest Rate ( as a percent)		4.35%
exp US Services
Short-term Debt [Line Items]
Principal balance		$ 3,446,493				3,505,061
Contractual Interest Rate (as a percent)		4.25%
Effective Interest Rate ( as a percent)		4.25%
exp US Services | Treasury Bill Index
Short-term Debt [Line Items]
Contractual Interest Rate (as a percent)		3.25%
Husqvarna
Short-term Debt [Line Items]
Principal balance		$ 6,379,182				0
Contractual Interest Rate (as a percent)	4.60%	4.60%
Effective Interest Rate ( as a percent)		4.60%
Husqvarna | Maximum | Treasury Bill Index
Short-term Debt [Line Items]
Contractual Interest Rate (as a percent)	2.45%
AvAir
Short-term Debt [Line Items]
Principal balance		$ 14,575,000				12,000,000
Contractual Interest Rate (as a percent)	4.84%	4.84%
Effective Interest Rate ( as a percent)		4.84%
Face value					$ 14,575,000
AvAir | Minimum | Treasury Bill Index
Short-term Debt [Line Items]
Contractual Interest Rate (as a percent)	4.60%	4.60%
AvAir | Maximum | Treasury Bill Index
Short-term Debt [Line Items]
Contractual Interest Rate (as a percent)	2.45%	2.45%
3M
Short-term Debt [Line Items]
Principal balance		$ 8,360,000				0
Effective Interest Rate ( as a percent)		5.09%
3M | (LIBOR)
Short-term Debt [Line Items]
Basis Spread on Variable Rate ( as a percent)		2.25%
Cummins
Short-term Debt [Line Items]
Principal balance		$ 8,530,000				0
Effective Interest Rate ( as a percent)		5.16%
Cummins | (LIBOR)
Short-term Debt [Line Items]
Basis Spread on Variable Rate ( as a percent)		2.25%
24 Hour Fitness
Short-term Debt [Line Items]
Principal balance		$ 8,900,000				0
Effective Interest Rate ( as a percent)		6.56%
24 Hour Fitness | (LIBOR)
Short-term Debt [Line Items]
Basis Spread on Variable Rate ( as a percent)		4.30%
Texas Health
Short-term Debt [Line Items]
Principal balance	$ 0	$ 4,842,500				0
Effective Interest Rate ( as a percent)	6.56%	6.56%
Texas Health | (LIBOR)
Short-term Debt [Line Items]
Basis Spread on Variable Rate ( as a percent)		4.30%
Bon Secours
Short-term Debt [Line Items]
Principal balance	$ 5,250,000	$ 5,250,000				0
Contractual Interest Rate (as a percent)	5.41%	5.41%
Effective Interest Rate ( as a percent)	5.41%	5.41%
Costco
Short-term Debt [Line Items]
Principal balance	$ 18,850,000	$ 18,850,000				0
Contractual Interest Rate (as a percent)	4.85%	4.85%
Effective Interest Rate ( as a percent)	4.85%	4.85%
Mortgages
Short-term Debt [Line Items]
Principal balance	$ 117,132,085	$ 125,022,937				62,228,409
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums	(2,099,104)	(2,313,629)				(1,741,106)
Net principal	$ 115,032,981	122,709,308				60,487,303
Face value		$ 125,022,937				$ 62,228,409
Forecast | Husqvarna | Minimum | Treasury Bill Index
Short-term Debt [Line Items]
Contractual Interest Rate (as a percent)			4.60%
Forecast | Husqvarna | Maximum | Treasury Bill Index
Short-term Debt [Line Items]
Contractual Interest Rate (as a percent)			2.45%
Subsequent Event | 24 Hour Fitness
Short-term Debt [Line Items]
Contractual Interest Rate (as a percent)				4.64%
Face value				$ 6,350,000
Subsequent Event | Mortgages | 24 Hour Fitness
Short-term Debt [Line Items]
Face value				$ 6,350,000